Assets and liabilities held for sale - Schedule of Assets and Liabilities Held For Sale (Details) - CAD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Intangible assets	$ 16,737	$ 16,786
Inventory	453	420
Goodwill	10,175	10,261
Total assets	71,134	73,485
Long-term debt	32,522	32,835
Deferred tax liabilities	5,516	5,244
Other non-current liabilities	1,616	1,646
Debt due within one year	5,037	7,669
Total liabilities	52,757	56,125
Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Total assets	87	80
Total liabilities	500	529
Net assets	(413)	(449)
Assets and liabilities classified as held for sale | MSLE
Disclosure of financial assets [line items]
Total liabilities	493	493
Assets and liabilities classified as held for sale | Bell Media radio stations
Disclosure of financial assets [line items]
Property, plant and equipment	0	12
Intangible assets	0	26
Goodwill	0	17
Long-term debt	0	7
Deferred tax liabilities	0	6
Other non-current liabilities	0	2
Assets and liabilities classified as held for sale | OUTEDGE advertising displays
Disclosure of financial assets [line items]
Property, plant and equipment	0	22
Intangible assets	0	3
Long-term debt	0	18
Debt due within one year	0	3
Assets and liabilities classified as held for sale | Home security and monitored alarm assets
Disclosure of financial assets [line items]
Intangible assets	21	0
Inventory	10	0
Contract assets	31	0
Contract costs	6	0
Goodwill	19	0
Contract liabilities	2	0
Deferred tax liabilities	$ 5	$ 0